Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Taxes Payable
Schedule of summary of taxes payable

	December 31, 2024	December 31, 2025
	RMB	RMB
VAT payables	19,438	19,896
Withheld individual income tax payables	30,521	17,613
Others	1,400	5,766
Total	51,359	43,275